                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

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ITEM 1. REPORTS TO STOCKHOLDERS
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[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 as of June 30, 2004
INVESTMENT UPDATE

[PHOTO OF DUNCAN W. RICHARDSON]

DUNCAN W. RICHARDSON
PORTFOLIO MANAGER

MANAGEMENT DISCUSSION

- Following a strong run-up in 2003, the first half of 2004 saw modest advances for U.S. equity markets. Optimism regarding an improving economy and accelerating earnings growth was offset by higher interest rates, rising inflation and continuing uncertainty over the situation in Iraq. As the first half of 2004 came to a close, the potential for greater stability in Iraq and clarity with regard to Fed policy renewed investor optimism, and equity markets ended the period on a positive note.

- While the Portfolio's sector allocation remained similar to last year's, several industry shifts were initiated during the period. For instance, although we remained positive on the consumer, rising energy costs and decreased refinancing activity presented obstacles to consumers' future spending. As a result, we trimmed the Portfolio's relative overweighting of the consumer discretionary sector, particularly in the specialty retail area. Although this move was timely, the Portfolio's exposure to other industries within the sector had a slight negative effect on performance.

- Management also continued to decrease selected health care and technology positions, relatively weaker performing sectors year-to-date. The under-weighting of the semiconductor equipment and software industries of the information technology sector was particularly beneficial. Although de-emphasis of the health care sector has been prudent over the longer-term, the Portfolio's weaker selection in the equipment and supplies stocks resulted in mixed short-term results.

- On the positive side, a continuing emphasis on consumer staples and industrials, the market's strongest performing sectors during the period, was beneficial to performance. Solid stock selection in the food, staples retailing, and machinery industries also made significant contributions to returns.

- Another positive was the Portfolio's exposure to the energy sector. This shift was correctly initiated last year and enabled the Portfolio's oil exploration and gas investments to benefit from a global supply and demand imbalance and subsequent rising oil prices. The Portfolio's selection in the cyclical metals and mining industries was also notable.

THE FUND

   THE PAST SIX MONTHS

- During the six months ended June 30, 2004, the Fund's Class A shares had a total return of 3.21%, the result of an increase in net asset value (NAV) per share to $9.65 on June 30, 2004, from $9.35 on December 31, 2003.(2)

- The Fund's Class B shares had a total return of 2.84% during the same period, the result of an increase in NAV per share to $9.40 from $9.14.(2)

- The Fund's Class C shares had a total return of 2.73% during the same period, the result of an increase in NAV per share to $9.40 from $9.15.(2)

- The Fund's Class D shares had a total return of 2.73% during the same period, the result of an increase in NAV per share to $9.40 from $9.15.(2)

- The Fund's Class I shares had a total return of 3.31% during the same period, the result of an increase in NAV per share to $9.67 from $9.36.(2)

- For comparison, during the six months ended June 30, 2004, the Standard & Poors Composite 500 Index, an unmanaged index commonly used to measure the performance of U.S. stocks, had a total return of 3.44%.(1) Over this same period, the average return of the funds in the Lipper Large-Cap Core Classification was 1.97%.(1)

   SEE PAGE 3 FOR MORE PERFORMANCE INFORMATION, INCLUDING AFTER-TAX RETURNS.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

(1) It is not possible to invest directly in an Index or a Lipper
    Classification.

(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. Class I has no sales charge. If the sales charge was deducted, the performance would be reduced.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 as of June 30, 2004
PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to achieve long-term, after-tax returns for its shareholders through investing in a diversified portfolio of equity securities, it is important for investors to know the effect of taxes on the Fund's returns.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2004)
RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                                              17.85%     -1.02%
Return After Taxes on Distributions                              17.82%     -1.03%
Return After Taxes on Distributions
and Sale of Fund Shares                                          11.63%     -0.87%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                                              11.08%     -2.76%
Return After Taxes on Distributions                              11.05%     -2.76%
Return After Taxes on Distributions
and Sale of Fund Shares                                           7.23%     -2.33%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2004)
RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                                              17.06%     -1.84%
Return After Taxes on Distributions                              17.06%     -1.84%
Return After Taxes on Distributions
and Sale of Fund Shares                                          11.09%     -1.56%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                                              12.06%     -2.73%
Return After Taxes on Distributions                              12.06%     -2.73%
Return After Taxes on Distributions
and Sale of Fund Shares                                           7.84%     -2.31%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2004)
RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                                              16.92%     -1.84%
Return After Taxes on Distributions                              16.92%     -1.84%
Return After Taxes on Distributions
and Sale of Fund Shares                                          11.00%     -1.56%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                                              15.92%     -1.84%
Return After Taxes on Distributions                              15.92%     -1.84%
Return After Taxes on Distributions
and Sale of Fund Shares                                          10.35%     -1.56%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2004)
RETURNS AT NET ASSET VALUE (NAV) (CLASS D)

                                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                                              16.92%     -1.84%
Return After Taxes on Distributions                              16.92%     -1.84%
Return After Taxes on Distributions
and Sale of Fund Shares                                          11.00%     -1.56%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS D)

                                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                                              11.92%     -2.73%
Return After Taxes on Distributions                              11.92%     -2.73%
Return After Taxes on Distributions
and Sale of Fund Shares                                           7.75%     -2.31%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2004)

RETURNS AT NET ASSET VALUE (NAV)(CLASS I)

                                                               ONE YEAR   LIFE OF FUND
Return Before Taxes                                              18.08%     -0.93%
Return After Taxes on Distributions                              18.03%     -0.94%
Return After Taxes on Distributions
and Sale of Fund Shares                                          11.81%     -0.79%

Class A, Class B, Class C, Class D, and Class I commenced operations on 2/28/01. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not. POP returns for Class A reflect the maximum 5.75% sales charge. POP returns for Class B and Class D reflect the applicable CDSC based on the following schedule:
5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. POP 1-Year return for Class C reflects the 1% CDSC.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 as of June 30, 2004

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investment in Tax-Managed Growth Portfolio, at value
   (identified cost, $1,124,820,603)                                          $      1,390,893,382
Receivable for Fund shares sold                                                          4,281,715
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $      1,395,175,097
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                              $          2,568,998
Payable to affiliate for distribution and service fees                                      57,264
Payable to affiliate for Trustees' fees                                                        865
Accrued expenses                                                                           291,724
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $          2,918,851
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $      1,392,256,246
--------------------------------------------------------------------------------------------------
SOURCES OF NET ASSETS

Paid-in capital                                                               $      1,273,388,728
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                                      (147,933,125)
Accumulated undistributed net investment income                                            727,864
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                    266,072,779
--------------------------------------------------------------------------------------------------
TOTAL                                                                         $      1,392,256,246
--------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                    $        645,902,262
SHARES OUTSTANDING                                                                      66,959,393
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $               9.65
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $9.65)                                            $              10.24
--------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                    $        353,392,080
SHARES OUTSTANDING                                                                      37,613,640
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $               9.40
--------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                    $        353,369,415
SHARES OUTSTANDING                                                                      37,584,254
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $               9.40
--------------------------------------------------------------------------------------------------

CLASS D SHARES

NET ASSETS                                                                    $         33,145,258
SHARES OUTSTANDING                                                                       3,524,632
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $               9.40
--------------------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                                                    $          6,447,231
SHARES OUTSTANDING                                                                         666,559
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $               9.67
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $140,237)           $          9,886,728
Interest allocated from Portfolio                                                           38,283
Expenses allocated from Portfolio                                                       (3,008,876)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                          $          6,916,135
--------------------------------------------------------------------------------------------------

EXPENSES

Administration fees                                                           $          1,009,998
Trustees' fees and expenses                                                                  1,714
Distribution and service fees
   Class A                                                                                 768,285
   Class B                                                                               1,747,587
   Class C                                                                               1,717,588
   Class D                                                                                 165,040
Transfer and dividend disbursing agent fees                                                602,803
Printing and postage                                                                        92,186
Registration fees                                                                           31,645
Legal and accounting services                                                               16,915
Custodian fee                                                                               14,735
Miscellaneous                                                                               29,274
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $          6,197,770
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $            718,365
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $          7,128,365
   Foreign currency transactions                                                             2,122
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $          7,130,487
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $         31,600,357
   Foreign currency                                                                           (670)
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $         31,599,687
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $         38,730,174
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $         39,448,539
--------------------------------------------------------------------------------------------------

               See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2004        YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                                (UNAUDITED)      DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                       $        718,365   $        836,552
   Net realized gain (loss) from investment transactions and foreign
     currency transactions                                                            7,130,487        (76,596,398)
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency                                                                31,599,687        307,255,679
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $     39,448,539   $    231,495,833
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders -- From net investment income
          Class A                                                              $             --   $       (813,307)
          Class I                                                                            --            (13,723)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            $             --   $       (827,030)
------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest -- Proceeds from sale of shares
          Class A                                                              $    101,737,347   $    209,270,736
          Class B                                                                    25,712,693         67,496,220
          Class C                                                                    39,452,393         83,937,749
          Class D                                                                     1,772,962          4,144,445
          Class I                                                                       882,027          3,149,196
  Net asset value of shares issued to shareholders in payment of distributions declared
          Class A                                                                            --            628,787
          Class I                                                                            --              8,188
  Cost of shares redeemed
          Class A                                                                   (58,989,695)      (112,149,591)
          Class B                                                                   (26,457,061)       (37,048,803)
          Class C                                                                   (28,921,064)       (52,556,854)
          Class D                                                                    (2,675,658)        (3,643,876)
          Class I                                                                      (294,845)        (2,168,507)
  Net asset value of shares exchanged
          Class A                                                                       763,920          2,065,957
          Class B                                                                      (763,920)        (2,033,626)
          Class D                                                                            --            (32,330)
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                        $     52,219,099   $    161,067,691
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                                     $     91,667,638   $    391,736,494
------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                         $  1,300,588,608   $    908,852,114
------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                               $  1,392,256,246   $  1,300,588,608
------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                               $        727,864   $          9,499
------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                   CLASS A
                                                     ----------------------------------------------------------------------
                                                     SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004      ---------------------------   PERIOD ENDED
                                                       (UNAUDITED)           2003           2002       DECEMBER 31, 2001(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period               $         9.350     $      7.600   $      9.480      $     10.000
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(2)                             $         0.024     $      0.040   $      0.027      $      0.005
Net realized and unrealized gain (loss)                        0.276            1.723         (1.907)           (0.525)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $         0.300     $      1.763   $     (1.880)     $     (0.520)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                           $            --     $     (0.013)  $         --      $         --
---------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                  $            --     $     (0.013)  $         --      $         --
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                     $         9.650     $      9.350   $      7.600      $      9.480
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.21%           23.20%        (19.83)%           (5.20)%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)            $       645,902     $    583,971   $    379,172      $    228,610
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.96%(5)         1.01%          1.01%             1.03%(5)
   Expenses after custodian fee reduction(4)                    0.96%(5)           --             --                --
   Net investment income                                        0.51%(5)         0.49%          0.32%             0.06%(5)
Portfolio Turnover of the Portfolio                                2%              15%            23%               18%
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 28, 2001 to December 31, 2001.
(2) Net investment income per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements

                                                                                   CLASS B
                                                     ----------------------------------------------------------------------
                                                     SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004      ---------------------------   PERIOD ENDED
                                                       (UNAUDITED)           2003           2002       DECEMBER 31, 2001(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period               $         9.140     $      7.470   $      9.400      $     10.000
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(2)                               $        (0.011)    $     (0.021)  $     (0.037)     $     (0.053)
Net realized and unrealized gain (loss)                        0.271            1.691         (1.893)           (0.547)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $         0.260     $      1.670   $     (1.930)     $     (0.600)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                     $         9.400     $      9.140   $      7.470      $      9.400
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                 2.84%           22.36%        (20.53)%           (6.00)%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)            $       353,392     $    344,432   $    255,721      $    203,917
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.71%(5)         1.77%          1.76%             1.77%(5)
   Expenses after custodian fee reduction(4)                    1.71%(5)           --             --                --
   Net investment loss                                         (0.24)%(5)       (0.26)%        (0.44)%           (0.68)%(5)
Portfolio Turnover of the Portfolio                                2%              15%            23%               18%
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 28, 2001 to December 31, 2001.
(2) Net investment loss per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                                   CLASS C
                                                     ----------------------------------------------------------------------
                                                     SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004     ---------------------------    PERIOD ENDED
                                                       (UNAUDITED)           2003           2002       DECEMBER 31, 2001(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value  -- Beginning of period              $         9.150     $      7.480   $      9.400      $     10.000
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(2)                               $        (0.011)    $     (0.020)  $     (0.036)     $     (0.053)
Net realized and unrealized gain (loss)                        0.261            1.690         (1.884)           (0.547)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $         0.250     $      1.670   $     (1.920)     $     (0.600)
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                     $         9.400     $      9.150   $      7.480      $      9.400
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 2.73%           22.33%        (20.43)%           (6.00)%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)            $       353,369     $    333,398   $    243,633      $    183,831
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  1.71%(5)         1.76%          1.76%             1.77%(5)
   Expenses after custodian fee reduction(4)                    1.71%(5)           --             --                --
   Net investment loss                                         (0.24)%(5)       (0.25)%        (0.44)%           (0.68)%(5)
Portfolio Turnover of the Portfolio                                2%              15%            23%               18%
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 28, 2001 to December 31, 2001.
(2) Net investment loss per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements

                                                                                   CLASS D
                                                     ----------------------------------------------------------------------
                                                     SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004      ---------------------------    PERIOD ENDED
                                                       (UNAUDITED)           2003           2002        DECEMBER 31, 2001(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period               $         9.150     $      7.480   $      9.400      $     10.000
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss(2)                               $        (0.011)    $     (0.021)  $     (0.038)     $     (0.052)
Net realized and unrealized gain (loss)                        0.261            1.691         (1.882)           (0.548)
---------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                  $         0.250     $      1.670   $     (1.920)     $     (0.600)
---------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                     $         9.400     $      9.150   $      7.480      $      9.400
---------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                                 2.73%           22.33%        (20.43)%           (6.00)%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)            $        33,145     $     33,124   $     26,721      $     24,517
Ratios (As a percentage of average daily net
  assets):
   Expenses(4)                                                  1.71%(5)         1.77%          1.76%             1.77%(5)
   Expenses after custodian fee reduction(4)                    1.71%(5)           --             --                --
   Net investment loss                                         (0.24)%(5)       (0.25)%        (0.46)%           (0.68)%(5)
Portfolio Turnover of the Portfolio                                2%              15%            23%               18%
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 28, 2001 to December 31, 2001.
(2) Net investment loss per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements

                                                                                  CLASS I
                                                     ----------------------------------------------------------------------
                                                     SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004       ---------------------------     PERIOD ENDED
                                                       (UNAUDITED)           2003           2002          DECEMBER 31, 2001(1)
---------------------------------------------------------------------------------------------------------------------------

Net asset value -- Beginning of period               $         9.360     $      7.600   $      9.460      $     10.000
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income(2)                             $         0.036     $      0.060   $      0.052      $      0.028
Net realized and unrealized gain (loss)                        0.274            1.723         (1.912)           (0.568)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                  $         0.310     $      1.783   $     (1.860)     $     (0.540)
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                           $            --     $     (0.023)  $         --      $         --
---------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS                                  $            --     $     (0.023)  $         --      $         --
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                     $         9.670     $      9.360   $      7.600      $      9.460
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 3.31%           23.46%        (19.66)%           (5.40)%
---------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)            $         6,447     $      5,664   $      3,604      $        661
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                  0.72%(5)         0.77%          0.74%             0.78%(5)
   Expenses after custodian fee reduction(4)                    0.72%(5)           --             --                --
   Net investment income                                        0.76%(5)         0.74%          0.64%             0.37%(5)
Portfolio Turnover of the Portfolio                                2%              15%            23%               18%
---------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, February 28, 2001 to December 31, 2001.
(2) Net investment income per share was computed using average shares outstanding.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5)  Annualized.

                       See notes to financial statements

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class B and Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (7.6% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $66,884,623 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2011 ($20,145,448) and December 31, 2010 ($37,423,338) and December 31, 2009, ($9,315,837).

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H RECLASSIFICATIONS -- Certain amounts in the prior year's financial statements have been reclassified to conform with the current year presentation.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                SIX MONTHS ENDED
                                                JUNE 30, 2004           YEAR ENDED
   CLASS A                                      (UNAUDITED)             DECEMBER 31, 2003
   -----------------------------------------------------------------------------------------
   Sales                                                  10,607,639              26,219,399
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                               --                  68,124
   Redemptions                                            (6,205,428)            (13,961,192)
   Exchanges from Class B and Class D shares                  80,347                 243,277
   -----------------------------------------------------------------------------------------
   NET INCREASE                                            4,482,558              12,569,608
   -----------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                JUNE 30, 2004           YEAR ENDED
   CLASS B                                      (UNAUDITED)             DECEMBER 31, 2003
   -----------------------------------------------------------------------------------------
   Sales                                                   2,766,789               8,441,592
   Redemptions                                            (2,764,473)             (4,722,719)
   Exchange to Class A shares                                (82,294)               (244,693)
   -----------------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                   (79,978)              3,474,180
   -----------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                JUNE 30, 2004           YEAR ENDED
   CLASS C                                      (UNAUDITED)             DECEMBER 31, 2003
   -----------------------------------------------------------------------------------------
   Sales                                                   4,243,489              10,497,388
   Redemptions                                            (3,116,042)             (6,619,062)
   -----------------------------------------------------------------------------------------
   NET INCREASE                                            1,127,447               3,878,326
   -----------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                JUNE 30, 2004           YEAR ENDED
   CLASS D                                      (UNAUDITED)             DECEMBER 31, 2003
   -----------------------------------------------------------------------------------------
   Sales                                                     190,403                 516,522
   Redemptions                                              (287,510)               (463,189)
   Exchanges to Class A shares                                    --                  (3,899)
   -----------------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                   (97,107)                 49,434
   -----------------------------------------------------------------------------------------

                                                SIX MONTHS ENDED
                                                JUNE 30, 2004           YEAR ENDED
   CLASS I                                      (UNAUDITED)             DECEMBER 31, 2003
   -----------------------------------------------------------------------------------------
   Sales                                                      92,198                 389,626
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                               --                     886
   Redemptions                                               (30,666)               (259,888)
   -----------------------------------------------------------------------------------------
   NET INCREASE                                               61,532                 130,624
   -----------------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended June 30, 2004, the administration fee amounted to $1,009,998. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $57,149 in sub-transfer agent fees.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee, earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $187,607 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

   Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLAN

   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,310,690, $1,288,191 and $123,780 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended June 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares. At June 30, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $18,637,869, $24,411,265 and $2,033,096 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in the amounts of 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2004 amounted to $768,285, $436,897, $429,397 and $41,260 for Class A,
   Class B, Class C and Class D shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of the purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs pertaining to Class B, Class C and Class D shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSCs assessed on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $166, $576,609, $23,964 and $108,287 of CDSC paid by shareholders for Class A, Class B, Class C, and Class D shares, respectively, for the six months ended June 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $168,815,965 and $126,583,089, respectively, for the six months ended June 30, 2004.

TAX-MANAGED GROWTH PORTFOLIO as of June 30, 2004

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.5%

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.7%

Boeing Company (The)                                             794,801    $      40,606,383
General Dynamics                                                 735,000           72,985,500
Honeywell International, Inc.                                    275,998           10,109,807
Northrop Grumman Corp.                                         3,369,044          180,917,663
Raytheon Company                                                 313,599           11,217,436
Rockwell Collins, Inc.                                           203,032            6,765,026
Teledyne Technologies Incorporated(1)                              6,117              122,462
United Technologies Corp.                                      1,782,966          163,105,730
---------------------------------------------------------------------------------------------
                                                                            $     485,830,007
---------------------------------------------------------------------------------------------

AIR FREIGHT AND LOGISTICS -- 2.7%

FedEx Corporation                                              2,106,578    $     172,086,357
Robinson (C.H.) Worldwide, Inc.                                1,117,001           51,203,326
United Parcel Service, Inc. Class B                            3,489,439          262,301,130
---------------------------------------------------------------------------------------------
                                                                            $     485,590,813
---------------------------------------------------------------------------------------------

AIRLINES -- 0.0%

Southwest Airlines, Inc.                                         126,393    $       2,119,611
---------------------------------------------------------------------------------------------
                                                                            $       2,119,611
---------------------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.2%

ArvinMeritor, Inc.                                                 8,000    $         156,560
Borg-Warner Automotive, Inc.                                     407,962           17,856,497
Dana Corp.                                                        25,000              490,000
Delphi Automotive Systems Corp.                                    6,199               66,205
Johnson Controls, Inc.                                           328,728           17,547,501
Visteon Corp.                                                     10,050              117,284
Wabtec                                                            94,504            1,704,852
---------------------------------------------------------------------------------------------
                                                                            $      37,938,899
---------------------------------------------------------------------------------------------

AUTOMOBILES -- 0.1%

DaimlerChrysler AG                                                 7,000    $         329,490
Ford Motor Co.                                                   143,528            2,246,213
General Motors Corp.                                              13,696              638,097
Harley-Davidson, Inc.                                            137,700            8,529,138
Honda Motor Co. Ltd. ADR                                          20,000              486,400
---------------------------------------------------------------------------------------------
                                                                            $      12,229,338
---------------------------------------------------------------------------------------------

BEVERAGES -- 4.6%

Anheuser-Busch Companies, Inc.                                 4,430,188    $     239,230,152
Brown-Forman Corp. Class A                                       538,432           25,871,658
Brown-Forman Corp. Class B                                         2,520              121,640
Coca-Cola Company (The)                                        3,277,862          165,466,474
Coca-Cola Enterprises, Inc.                                    1,754,144           50,852,635
PepsiCo., Inc.                                                 6,341,393          341,674,255
---------------------------------------------------------------------------------------------
                                                                            $     823,216,814
---------------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.5%

Amgen, Inc.(1)                                                 3,855,319    $     210,384,758
Applera Corp. - Celera Genomics Group(1)                          26,000              299,260
Biogen Idec Inc.(1)                                               10,000              632,500
Genzyme Corp. - General Division(1)                              564,926           26,737,948
Gilead Sciences, Inc.(1)                                          57,741            3,868,647
Incyte Pharmaceuticals, Inc.(1)                                   14,294              109,206
Invitrogen Corp.(1)                                              467,551           33,658,996
Vertex Pharmaceuticals, Inc.(1)                                   13,000              140,920
---------------------------------------------------------------------------------------------
                                                                            $     275,832,235
---------------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.0%

American Standard Companies, Inc.(1)                             978,798    $      39,455,347
CRH plc                                                          329,450            6,974,361
Masco Corporation                                              4,225,436          131,749,094
Water Pik Technologies(1)                                          2,141               35,455
---------------------------------------------------------------------------------------------
                                                                            $     178,214,257
---------------------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.7%

Affiliated Managers Group(1)                                      20,520    $       1,033,592
Bank of New York Co., Inc. (The)                                 442,346           13,040,360
Bear Stearns Companies, Inc.                                      83,352            7,027,407
Credit Suisse Group(1)                                           155,136            5,512,258
Federated Investors, Inc.                                      1,666,768           50,569,741
Franklin Resources, Inc.                                       1,488,937           74,565,965
Goldman Sachs Group, Inc.                                        362,738           34,155,410
Investors Financial Services Corp.                               475,402           20,718,019
Knight Trading Group, Inc.(1)                                  1,750,000           17,535,000
Legg Mason, Inc.                                                  17,641            1,605,507
Lehman Brothers Holdings, Inc.                                    57,486            4,325,821
Mellon Financial Corporation                                     221,912            6,508,679
Merrill Lynch & Co., Inc.                                      1,921,744          103,735,741
Morgan (J.P.) Chase & Co.                                        407,342           15,792,649
Morgan Stanley Dean Witter & Co.                               4,761,275          251,252,482

                        See notes to financial statements

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
CAPITAL MARKETS (CONTINUED)

Northern Trust Corp.                                             261,505    $      11,056,431
Nuveen Investments Class A                                       150,000            4,020,000
Piper Jaffray Companies, Inc.(1)                                  41,508            1,877,407
Price (T. Rowe) Group, Inc.                                      162,011            8,165,354
Raymond James Financial, Inc.                                    147,337            3,897,064
Schwab (Charles) & Co.                                           943,350            9,065,593
State Street Corp.                                               331,670           16,265,097
UBS AG(1)                                                         49,812            3,539,641
Waddell & Reed Financial, Inc., Class A                          271,320            5,998,885
---------------------------------------------------------------------------------------------
                                                                            $     671,264,103
---------------------------------------------------------------------------------------------

CHEMICALS -- 0.9%

Airgas, Inc.                                                     389,753    $       9,318,994
Arch Chemicals, Inc.                                               4,950              142,659
Bayer AG ADR                                                      40,000            1,168,000
Dow Chemical Co. (The)                                           247,183           10,060,348
DuPont (E.I.) de Nemours & Co.                                 1,308,050           58,103,581
Ecolab, Inc.                                                     258,423            8,192,009
MacDermid, Inc.                                                   61,937            2,096,567
Monsanto Company                                                  28,797            1,108,684
Olin Corp.                                                         9,900              174,438
PPG Industries, Inc.                                              23,542            1,471,140
Rohm and Haas, Co.                                                 2,601              108,150
RPM, Inc.                                                         88,338            1,342,738
Sigma-Aldrich Corp.                                              630,897           37,607,770
Solutia Inc.(1)                                                   20,293                4,667
Valspar Corp.                                                    818,316           41,275,859
---------------------------------------------------------------------------------------------
                                                                            $     172,175,604
---------------------------------------------------------------------------------------------

COMMERCIAL BANKS -- 8.7%

AmSouth Bancorporation                                           695,898    $      17,624,043
Associated Banc-Corp.                                          1,123,722           33,295,883
Bank of America Corporation                                    2,512,130          209,670,167
Bank of Hawaii Corp.                                              49,425            2,234,998
Bank of Montreal                                                 268,131           10,733,284
Bank One Corp.                                                 1,923,530           98,100,030
Banknorth Group, Inc.                                             35,279            1,145,862
BB&T Corp.                                                     1,563,330           57,796,310
Canadian Imperial Bank of Commerce                               100,000            4,890,000
Charter One Financial, Inc.                                      251,993           11,135,571
City National Corp.                                              273,260           17,953,182
Colonial Bancgroup, Inc. (The)                                   253,936            4,614,017
Comerica, Inc.                                                   331,589    $      18,197,604
Commerce Bancshares, Inc.                                        147,766            6,789,109
Community First Bankshares, Inc.                                 360,184           11,594,323
Compass Bancshares, Inc.                                         355,348           15,279,964
Fifth Third Bancorp                                            1,251,494           67,305,347
First Citizens BancShares, Inc.                                   30,600            3,733,200
First Financial Bancorp.                                          47,933              849,373
First Horizon National Corp.                                     156,879            7,133,288
First Midwest Bancorp, Inc.                                      815,329           28,707,734
Hibernia Corp. Class A                                           187,345            4,552,483
HSBC Holdings PLC ADR                                            601,596           45,065,556
Huntington Bancshares, Inc.                                      578,423           13,245,887
Keycorp                                                          625,951           18,709,675
M&T Bank Corp.                                                    47,419            4,139,679
Marshall & Ilsley Corp.                                          683,798           26,729,664
National City Corp.                                            1,627,140           56,966,171
National Commerce Financial Corp.                              1,113,055           36,174,287
North Fork Bancorporation, Inc.                                   53,534            2,036,969
PNC Bank Corp.                                                   156,003            8,280,639
Popular, Inc.                                                        716               30,623
Regions Financial Corp.                                        1,589,301           58,088,952
Royal Bank of Canada                                             321,353           14,245,578
Royal Bank of Scotland Group PLC                                  50,837            1,464,023
S&T Bancorp, Inc.                                                100,000            3,198,000
Societe Generale                                                 809,647           68,806,233
SouthTrust Corp.                                                 484,589           18,806,899
Southwest Bancorporation of Texas, Inc.                          767,914           33,880,366
SunTrust Banks, Inc.                                             418,940           27,226,911
Synovus Financial Corp.                                        1,345,581           34,070,111
TCF Financial Corporation                                         28,000            1,625,400
U.S. Bancorp                                                   5,044,492          139,026,200
Union Planters Corp.                                             748,729           22,319,611
Valley National Bancorp                                          186,942            4,725,894
Wachovia Corp.                                                 1,883,049           83,745,706
Wells Fargo & Company                                          3,206,053          183,482,413
Westamerica Bancorporation                                       268,474           14,081,461
Whitney Holding Corp.                                            350,175           15,642,317
Zions Bancorporation                                             252,271           15,502,053
---------------------------------------------------------------------------------------------
                                                                            $   1,584,653,050
---------------------------------------------------------------------------------------------

COMMERCIAL SERVICES AND SUPPLIES -- 2.4%

Allied Waste Industries, Inc.(1)                               1,674,390    $      22,068,460
Apollo Group, Inc. Class A(1)                                      7,599              670,916

                        See notes to financial statements

cSECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES (CONTINUED)

Avery Dennison Corp.                                           1,350,977    $      86,476,038
Banta Corp.                                                       42,341            1,880,364
Block (H&R), Inc.                                                732,354           34,918,639
Cendant Corp.                                                    549,359           13,448,308
Century Business Services, Inc.(1)                               185,000              806,600
Cintas Corp.                                                   1,488,833           70,972,669
Consolidated Graphics, Inc.(1)                                    70,215            3,092,971
Deluxe Corporation                                                32,000            1,392,000
Donnelley (R.R.) & Sons Co.                                      115,244            3,805,357
Equifax, Inc.                                                     85,724            2,121,669
Gevity HR, Inc.                                                   78,125            2,046,094
HNI Corp.                                                      1,552,470           65,716,055
Hudson Highland Group, Inc.(1)                                    11,581              355,073
Ikon Office Solutions, Inc.                                       83,040              952,469
Imagistics International Inc.(1)                                     809               28,639
Laureate Education Inc.(1)                                       520,213           19,892,945
Manpower, Inc.                                                   112,000            5,686,240
Miller (Herman) Inc.                                             541,800           15,679,692
Monster Worldwide Inc.(1)                                        154,426            3,971,837
Navigant Consulting, Inc.(1)                                     463,017            9,927,084
Pitney Bowes, Inc.                                                41,603            1,840,933
School Specialty Corp.(1)                                         49,197            1,786,343
ServiceMaster Co.                                              1,224,880           15,090,522
Steelcase Inc.                                                   123,000            1,722,000
United Rentals, Inc.(1)                                          401,179            7,177,092
Waste Management, Inc.                                         1,205,396           36,945,387
---------------------------------------------------------------------------------------------
                                                                            $     430,472,396
---------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.3%

3Com Corp.(1)                                                    873,949    $       5,462,181
ADC Telecommunications, Inc.(1)                                  349,010              991,188
Advanced Fibre Communications, Inc.(1)                            15,000              303,000
Alcatel S.A. ADR(1)                                               43,728              677,347
Avaya, Inc.(1)                                                   356,800            5,633,872
Ciena Corp.(1)                                                   380,378            1,415,006
Cisco Systems, Inc.(1)                                         4,287,833          101,621,642
Comverse Technology, Inc.(1)                                     386,378            7,704,377
Corning, Inc.(1)                                               2,051,520           26,792,851
Enterasys Networks, Inc.(1)                                       55,945              118,044
JDS Uniphase Corp.(1)                                             52,451              198,789
Lucent Technologies, Inc.(1)                                     555,464    $       2,099,654
McData Corp., Class A(1)                                          18,276               98,325
Motorola, Inc.                                                   921,114           16,810,330
Nokia Corp., Class A, ADR                                      2,370,478           34,466,750
Nortel Networks Corp.(1)                                       1,225,250            6,113,997
Qualcomm, Inc.                                                   344,112           25,113,294
Riverstone Networks, Inc.(1)                                      28,706               37,605
Tellabs, Inc.(1)                                                 102,845              898,865
---------------------------------------------------------------------------------------------
                                                                            $     236,557,117
---------------------------------------------------------------------------------------------

COMPUTERS AND PERIPHERALS -- 3.2%

Dell Inc.(1)                                                   4,308,189    $     154,319,330
EMC Corp.(1)                                                   1,096,652           12,501,833
Gateway, Inc.(1)                                                  95,621              430,294
Hewlett-Packard Co.                                            1,073,667           22,654,374
International Business Machines Corp.                          2,437,437          214,860,072
Lexmark International Group, Inc.(1)                           1,704,885          164,572,549
Network Appliance, Inc.(1)                                       488,000           10,506,640
Palmone, Inc.(1)                                                  65,230            2,268,047
Sun Microsystems, Inc.(1)                                        370,670            1,608,708
---------------------------------------------------------------------------------------------
                                                                            $     583,721,847
---------------------------------------------------------------------------------------------

CONSTRUCTION AND ENGINEERING -- 0.1%

Dycom Industries, Inc.(1)                                        149,711    $       4,191,908
Jacobs Engineering Group, Inc.(1)                                283,522           11,165,096
---------------------------------------------------------------------------------------------
                                                                            $      15,357,004
---------------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.1%

Vulcan Materials Company                                         184,512    $       8,773,546
---------------------------------------------------------------------------------------------
                                                                            $       8,773,546
---------------------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.9%

American Express Co.                                             533,575    $      27,415,083
Capital One Financial Corp.                                    1,245,111           85,090,704
MBNA Corporation                                                 456,002           11,760,292
Providian Financial Corp.(1)                                     457,296            6,708,532
SLM Corp.                                                        905,499           36,627,435
---------------------------------------------------------------------------------------------
                                                                            $     167,602,046
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%

Bemis Co.                                                        415,186    $      11,729,004
Caraustar Industries, Inc.(1)                                    180,949            2,553,190
Sealed Air Corp.(1)                                               37,014            1,971,736
Sonoco Products Co.                                              160,690            4,097,595
Temple-Inland, Inc.                                               57,962            4,013,868
---------------------------------------------------------------------------------------------
                                                                            $      24,365,393
---------------------------------------------------------------------------------------------

DEPARTMENT STORES -- 0.0%

Neiman Marcus Group, Inc. (The)                                   27,117    $       1,407,101
---------------------------------------------------------------------------------------------
                                                                            $       1,407,101
---------------------------------------------------------------------------------------------

DISTRIBUTORS -- 0.0%

Genuine Parts Company                                            188,609    $       7,484,005
---------------------------------------------------------------------------------------------
                                                                            $       7,484,005
---------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.1%

Citigroup Inc.                                                 4,107,203    $     190,984,939
Finova Group, Inc.(1)                                            175,587               26,338
ING groep, N.V. ADR                                              257,281            6,097,560
Moody's Corp.                                                     47,543            3,074,130
---------------------------------------------------------------------------------------------
                                                                            $     200,182,967
---------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%

Alltel Corp.                                                   1,607,979    $      81,395,897
AT&T Corp.                                                       495,955            7,255,822
BCE, Inc.                                                      3,500,000           70,140,000
BellSouth Corp.                                                  446,927           11,718,426
Cincinnati Bell Inc.(1)                                          169,013              750,418
Citizens Communications Co.(1)                                    13,568              164,173
Deutsche Telekom AG(1)                                         2,006,790           35,540,251
McLeodUSA(1)                                                      21,974               10,548
PTEK Holdings, Inc.(1)                                            28,000              322,840
Qwest Communications International, Inc.(1)                       59,924              215,127
RSL Communications Ltd.(1)                                       247,161                2,472
SBC Communications, Inc.                                       1,470,327           35,655,430
Sprint Corp. - FON Group                                         176,955            3,114,408
Talk America Holdings, Inc.(1)                                     9,703               74,422
Telefonos de Mexico ADR                                        2,500,000           83,175,000
Verizon Communications                                           971,528           35,159,598
---------------------------------------------------------------------------------------------
                                                                            $     364,694,832
---------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.3%

Ameren Corp.                                                       5,000    $         214,800
American Electric Power, Inc.                                        960               30,720
Exelon Corp.                                                   1,000,000           33,290,000
PG&E Corp.(1)                                                     47,705            1,332,878
Southern Co. (The)                                                85,985            2,506,463
TECO Energy, Inc.                                                 34,145              409,399
TXU Corp.                                                        250,196           10,135,440
Wisconsin Energy Corp.                                             9,576              312,273
---------------------------------------------------------------------------------------------
                                                                            $      48,231,973
---------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.5%

American Power Conversion Corp.                                   34,704    $         681,934
Baldor Electric Co.                                              149,060            3,480,551
Emerson Electric Co.                                           1,294,487           82,264,649
Rockwell International Corp.                                     174,782            6,556,073
Roper Industries, Inc.                                            23,122            1,315,642
Thomas & Betts Corp.                                             114,600            3,120,558
---------------------------------------------------------------------------------------------
                                                                            $      97,419,407
---------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.8%

Agilent Technologies, Inc.(1)                                    467,331    $      13,683,452
Arrow Electronics, Inc.(1)                                         8,750              234,675
Dionex Corp.(1)                                                  139,750            7,710,007
Flextronics International Ltd.(1)                                282,653            4,508,315
Jabil Circuit, Inc.(1)                                         2,127,971           53,582,310
Molex, Inc., Class A                                              68,832            1,877,737
National Instruments Corp.                                       735,687           22,548,807
PerkinElmer, Inc.                                                254,526            5,100,701
Plexus Corp.(1)                                                  158,108            2,134,458
Sanmina Corp.(1)                                               1,140,602           10,379,478
Solectron Corporation(1)                                       1,813,994           11,736,541
X-Rite Incorporated                                              288,000            4,187,520
---------------------------------------------------------------------------------------------
                                                                            $     137,684,001
---------------------------------------------------------------------------------------------

ENERGY EQUIPMENT AND SERVICES -- 0.5%

Baker Hughes, Inc.                                               457,604    $      17,228,791
Core Laboratories N.V.(1)                                         46,338            1,065,774
Grant Prideco, Inc.(1)                                           124,234            2,293,360
Halliburton Company                                              481,502           14,570,251
National-Oilwell, Inc.(1)                                        573,218           18,050,635
Schlumberger Ltd.                                                559,525           35,535,433
Smith International, Inc.(1)                                     140,000            7,806,400
Transocean Sedco Forex, Inc.(1)                                    6,315              182,756
---------------------------------------------------------------------------------------------
                                                                            $      96,733,400
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
FOOD AND STAPLES RETAILING -- 2.3%

Albertson's, Inc.                                              1,022,715    $      27,142,856
Casey's General Stores, Inc.                                      89,966            1,646,378
Costco Wholesale Corp.                                           820,435           33,695,265
CVS Corp.                                                        177,839            7,472,795
Kroger Co. (The)(1)                                            1,199,285           21,826,987
Safeway, Inc.(1)                                               1,259,438           31,914,159
Sysco Corp.                                                    1,721,774           61,760,033
Sysco Corp.(2)(3)                                                 32,036            1,148,269
Sysco Corp.(2)(3)                                                 25,000              895,741
Walgreen Co.                                                     867,198           31,401,240
Wal-Mart Stores, Inc.                                          3,752,495          197,981,636
Winn-Dixie Stores, Inc.                                          215,269            1,549,937
---------------------------------------------------------------------------------------------
                                                                            $     418,435,296
---------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.6%

Archer-Daniels-Midland Co.                                       248,438    $       4,168,790
Campbell Soup Co.                                              1,242,265           33,392,083
Conagra Inc.                                                   1,617,310           43,796,755
Dean Foods Co.(1)                                                443,988           16,565,192
Del Monte Foods, Co.(1)                                           99,492            1,010,839
General Mills, Inc.                                              233,465           11,096,591
Heinz (H.J.) Co.                                                 290,385           11,383,092
Hershey Foods Corp.                                              488,314           22,594,289
JM Smucker Co.                                                    13,072              600,136
Kellogg Co.                                                       67,333            2,817,886
Kraft Foods, Inc.                                                    165                5,227
McCormick & Co., Inc.                                             35,886            1,220,124
Nestle SA                                                        250,000           66,671,990
Riviana Foods, Inc.                                              250,000            6,542,500
Sara Lee Corp.                                                 3,065,792           70,482,558
Smithfield Foods, Inc.(1)                                      4,207,530          123,701,382
Tyson Foods, Inc.                                                315,272            6,604,948
Wrigley (Wm.) Jr. Company Class A                                933,873           58,880,693
---------------------------------------------------------------------------------------------
                                                                            $     481,535,075
---------------------------------------------------------------------------------------------

GAS UTILITIES -- 0.6%

Kinder Morgan, Inc.                                            1,781,672    $     105,635,333
---------------------------------------------------------------------------------------------
                                                                            $     105,635,333
---------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT AND SUPPLIES -- 1.6%

Advanced Medical Optics(1)                                         3,558    $         151,464
Bausch & Lomb, Inc.                                               29,250            1,903,297
Baxter International, Inc.                                       246,713    $       8,514,066
Becton & Dickinson and Co.                                        64,173            3,324,161
Biomet, Inc.                                                     411,340           18,279,950
Boston Scientific Corporation(1)                               1,383,970           59,233,916
Dentsply International, Inc.                                      10,928              569,349
Edwards Lifesciences Corp.(1)                                     14,353              500,202
Guidant Corp.                                                     74,638            4,170,771
Hillenbrand Industries, Inc.                                     603,284           36,468,518
Hospira, Inc.(1)                                                 235,545            6,501,042
Lumenis Ltd.(1)                                                  100,000              133,500
Medtronic, Inc.                                                2,300,301          112,070,665
Millipore Corporation(1)                                          70,000            3,945,900
St. Jude Medical, Inc.(1)                                         10,014              757,559
Steris Corp.(1)                                                   12,538              282,857
VISX, Inc.(1)                                                     50,000            1,336,000
Waters Corp.(1)                                                  165,841            7,923,883
Zimmer Holdings, Inc.(1)                                         236,629           20,870,678
---------------------------------------------------------------------------------------------
                                                                            $     286,937,778
---------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS AND SERVICES -- 2.1%

AmerisourceBergen Corp.                                          104,493    $       6,246,592
Andrx Group(1)                                                   180,170            5,032,148
Beverly Enterprises, Inc.(1)                                     357,143            3,071,430
Cardinal Health, Inc.                                          1,879,133          131,633,267
Caremark Rx, Inc.(1)                                             700,000           23,058,000
Cigna Corp.                                                       11,836              814,435
Express Scripts, Inc.(1)                                          26,658            2,112,113
HCA Inc.                                                         200,140            8,323,823
Health Management Associates, Inc., Class A                    1,036,833           23,245,796
IDX Systems Corp.(1)                                              60,000            1,913,400
IMS Health, Inc.                                                 280,530            6,575,623
McKesson HBOC, Inc.                                              201,169            6,906,132
Medco Health Solutions, Inc.(1)                                  130,454            4,892,025
Parexel International Corp.(1)                                    27,837              551,173
Renal Care Group, Inc.(1)                                        480,046           15,903,924
Schein (Henry), Corp.(1)                                       1,222,130           77,165,288
Service Corp. International(1)                                   142,389            1,049,407
Stewart Enterprises, Inc.(1)                                     114,000              927,960
Sunrise Assisted Living, Inc.(1)                                 144,000            5,636,160
Tenet Healthcare Corp.(1)                                          3,961               53,117
UnitedHealth Group, Inc.                                         201,976           12,573,006
Ventiv Health, Inc.(1)                                           160,833            2,489,695
Wellpoint Health Networks(1)                                     404,000           45,252,040
---------------------------------------------------------------------------------------------
                                                                            $     385,426,554
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 1.6%

Brinker International, Inc.(1)                                   322,917    $      11,017,928
Carnival Corporation                                             559,353           26,289,591
CBRL Group, Inc.                                                  62,047            1,914,150
Darden Restaurants Inc.                                          184,714            3,795,873
Evans (Bob) Farms, Inc.                                           51,662            1,414,506
Gaylord Entertainment Co.(1)                                     428,482           13,450,050
International Game Technology                                    400,000           15,440,000
International Speedway Corporation                               118,344            5,756,252
Jack in the Box, Inc.(1)                                         500,000           14,850,000
Lone Star Steakhouse & Saloon, Inc.                              145,981            3,969,223
Marriott International, Inc.                                     308,972           15,411,523
McDonald's Corp.                                                 608,986           15,833,636
MGM Grand, Inc.(1)                                                94,445            4,433,248
Navigant International, Inc.(1)                                   44,278              787,706
Outback Steakhouse, Inc.                                       1,641,207           67,880,322
Papa John's International, Inc.(1)                               197,999            5,848,890
Royal Caribbean Cruises Ltd.                                     500,000           21,705,000
Sonic Corp.(1)                                                   159,765            3,634,654
Starbucks Corp.(1)                                             1,255,994           54,610,619
Yum! Brands, Inc.(1)                                             240,349            8,945,790
---------------------------------------------------------------------------------------------
                                                                            $     296,988,961
---------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%

Blyth Industries, Inc.                                           708,382    $      24,432,095
D.R. Horton Inc.                                                 300,000            8,520,000
Department 56, Inc.(1)                                           255,162            3,929,495
Fortune Brands Inc.                                              135,743           10,239,094
Helen of Troy Ltd.(1)                                             20,000              737,400
Interface, Inc. Class A(1)                                        75,467              658,827
Leggett & Platt, Inc.                                          1,435,942           38,354,011
Maytag Corp.                                                      27,073              663,559
Newell Rubbermaid, Inc.                                          375,519            8,824,696
Snap-On, Inc.                                                     42,453            1,424,298
---------------------------------------------------------------------------------------------
                                                                            $      97,783,475
---------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.8%

Clorox Co. (The)                                                  53,688    $       2,887,341
Colgate-Palmolive Co.                                            675,272           39,469,648
Energizer Holdings(1)                                            168,981            7,604,145
Kimberly-Clark Corp.                                           1,508,416           99,374,446
Procter & Gamble Co.                                           3,177,122          172,962,522
---------------------------------------------------------------------------------------------
                                                                            $     322,298,102
---------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.6%

3M Co.                                                           645,514    $      58,023,956
General Electric Co.                                          11,295,964          365,989,234
Teleflex, Inc.                                                    47,559            2,385,084
Tyco International Ltd.                                        1,256,144           41,628,612
---------------------------------------------------------------------------------------------
                                                                            $     468,026,886
---------------------------------------------------------------------------------------------

INSURANCE -- 6.3%

21st Century Insurance Group                                      70,700    $         914,858
Aegon N.V. ADR                                                 5,311,829           64,379,367
AFLAC Inc.                                                     2,141,083           87,377,597
Allstate Corp. (The)                                             188,362            8,768,251
American International Group, Inc.                             5,566,670          396,792,238
AON Corp.                                                        826,887           23,541,473
Berkshire Hathaway, Inc., Class A(1)                                 392           34,868,400
Berkshire Hathaway, Inc., Class B(1)                              40,611          120,005,505
Chubb Corporation                                                  3,777              257,516
Commerce Group, Inc.                                             120,000            5,924,400
Delphi Financial Group Inc.                                        9,672              430,404
Gallagher (Arthur J.) and Co.                                    991,627           30,195,042
Hartford Financial Services Group, Inc.                           11,589              796,628
Jefferson-Pilot Corp.                                            210,921           10,714,787
Lincoln National Corp.                                            52,903            2,499,667
Manulife Financial Corp.                                          74,958            3,035,799
Marsh & McLennan Cos., Inc.                                    1,423,829           64,613,360
MetLife, Inc.                                                  1,969,700           70,613,745
Old Republic International Corp.                                 240,548            5,705,799
Progressive Corp.                                              1,916,008          163,435,482
Safeco Corp.                                                     177,122            7,793,368
St. Paul Companies, Inc. (The)                                   318,179           12,898,977
Torchmark Corp.                                                  440,119           23,678,402
UICI(1)                                                           43,597            1,038,045
UnumProvident Corp.                                               53,710              853,989
XL Capital Ltd., Class A                                          79,232            5,978,847
---------------------------------------------------------------------------------------------
                                                                            $   1,147,111,946
---------------------------------------------------------------------------------------------

INTERNET AND CATALOG RETAIL -- 0.4%

Amazon.com Inc.(1)                                                23,500    $       1,278,400
eBay, Inc.(1)                                                    607,942           55,900,267
InteractiveCorp.(1)                                              806,192           24,298,627
---------------------------------------------------------------------------------------------
                                                                            $      81,477,294
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.0%

Retek, Inc.(1)                                                   110,742    $         679,956
---------------------------------------------------------------------------------------------
                                                                            $         679,956
---------------------------------------------------------------------------------------------

IT SERVICES -- 3.0%

Accenture Ltd.(1)                                              4,038,000    $     110,964,240
Acxiom Corp.                                                     647,804           16,084,973
Affiliated Computer Services(1)                                  183,730            9,726,666
Automatic Data Processing, Inc.                                1,572,895           65,872,843
BISYS Group, Inc. (The)(1)                                       280,492            3,943,718
Ceridian Corp.(1)                                                166,750            3,751,875
Certegy, Inc.                                                     42,862            1,663,046
Computer Sciences Corp.(1)                                       388,302           18,028,862
CSG Systems International, Inc.(1)                                25,200              521,640
DST Systems, Inc.(1)                                             391,634           18,833,679
eFunds Corp.(1)                                                   17,645              308,787
Electronic Data Systems Corp.                                    102,672            1,966,169
First Data Corp.                                               4,945,530          220,174,996
Gartner Group, Inc., Class A(1)                                    4,811               63,601
Gartner Group, Inc., Class B(1)                                   56,740              731,379
Keane, Inc.(1)                                                    50,295              688,539
Paychex, Inc.                                                  1,378,095           46,689,859
Perot Systems Corp.(1)                                           726,775            9,644,304
Safeguard Scientifics, Inc.(1)                                    26,579               61,132
SunGard Data Systems, Inc.(1)                                    778,524           20,241,624
---------------------------------------------------------------------------------------------
                                                                            $     549,961,932
---------------------------------------------------------------------------------------------

LEISURE EQUIPMENT AND PRODUCTS -- 0.0%

Eastman Kodak Co.                                                149,158    $       4,024,283
Mattel, Inc.                                                       4,282               78,146
---------------------------------------------------------------------------------------------
                                                                            $       4,102,429
---------------------------------------------------------------------------------------------

MACHINERY -- 3.0%

Caterpillar, Inc.                                                 31,255    $       2,482,897
Danaher Corporation                                            4,031,970          209,057,644
Deere & Co.                                                    3,350,000          234,969,000
Donaldson Company, Inc.                                           80,440            2,356,892
Dover Corp.                                                      165,567            6,970,371
Federal Signal Corp.                                             283,471            5,275,395
Illinois Tool Works, Inc.                                        755,506           72,445,470
ITT Industries, Inc.                                               4,214              349,762
Nordson Corporation                                              163,978            7,111,726
Parker-Hannifin Corporation                                       30,653            1,822,627
Tecumseh Products Co., Class A                                   125,700            5,177,583
---------------------------------------------------------------------------------------------
                                                                            $     548,019,367
---------------------------------------------------------------------------------------------

MEDIA -- 5.7%

ADVO, Inc.                                                       750,000    $      24,690,000
Arbitron, Inc.(1)                                                 30,885            1,127,920
Belo (A.H.) Corp.                                                542,924           14,577,509
Cablevision Systems Corp.(1)                                     207,410            4,075,607
Catalina Marketing Corp.(1)                                       88,490            1,618,482
Clear Channel Communications, Inc.                               224,444            8,293,206
Comcast Corp. Class A(1)                                       2,366,124           66,322,456
Comcast Corp. Class A Special(1)                               1,280,622           35,357,973
Cox Communications, Inc., Class A(1)                             865,627           24,055,774
Disney (Walt) Company                                          4,819,773          122,856,014
EchoStar Communications, Class A(1)                               35,150            1,080,862
Entercom Communications Corp.(1)                                 220,000            8,206,000
Gannett Co., Inc.                                              1,447,727          122,839,636
Havas Advertising, S.A. ADR                                    3,142,938           15,966,125
Interpublic Group of Companies, Inc.(1)                        1,520,905           20,882,026
Knight Ridder, Inc.                                               18,123            1,304,856
Lamar Advertising Co.(1)                                         243,271           10,545,798
Liberty Media Corp. Class A(1)                                 1,013,104            9,107,805
Liberty Media Corp. Class B(1)                                    32,876              328,760
Liberty Media International Inc. Class A(1)                       50,655            1,879,301
Liberty Media International Inc. Class B(1)                        1,643               67,314
McClatchy Co. (The)                                               48,066            3,371,830
McGraw-Hill Companies, Inc. (The)                                462,964           35,449,153
Meredith Corp.                                                   190,000           10,442,400
New York Times Co. (The), Class A                                303,168           13,554,641
News Corporation Ltd.                                             93,967            3,089,635
Omnicom Group, Inc.                                            2,326,307          176,393,479
Proquest Company(1)                                              115,000            3,133,750
Publicis Groupe SA                                               360,784           10,679,601
Reuters Holdings plc ADR                                           1,431               58,299
Scripps (The E.W) Company                                         25,533            2,680,965
Time Warner Inc.(1)                                            3,445,075           60,564,418
Tribune Co.                                                    2,078,878           94,672,104
Univision Communications, Inc.(1)                                947,055           30,239,466
Viacom, Inc., Class A                                             29,774            1,082,285
Viacom, Inc., Class B                                          1,281,337           45,769,358
Vivendi Universal S.A. ADR(1)                                    490,725           13,691,227
Washington Post Co. (The)                                         14,970           13,922,250
Westwood One, Inc.(1)                                            122,400            2,913,120
WPP Group plc                                                    139,450            1,416,198
WPP Group plc ADR                                                237,655           12,175,066
---------------------------------------------------------------------------------------------
                                                                            $   1,030,482,669
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
METALS AND MINING -- 0.3%

Alcoa, Inc.                                                      797,947    $      26,356,189
Allegheny Technologies, Inc.                                      21,408              386,414
Inco, Ltd.(1)                                                    200,000            6,912,000
Nucor Corp.                                                      221,462           16,999,423
Phelps Dodge Corp.(1)                                             14,862            1,151,954
Steel Dynamics, Inc.(1)                                          311,800            8,926,834
Worthington Industries, Inc.                                      75,160            1,543,035
---------------------------------------------------------------------------------------------
                                                                            $      62,275,849
---------------------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.7%

99 Cents Only Stores(1)                                        1,142,232    $      17,419,038
Dollar General Corp.                                             101,456            1,984,479
Dollar Tree Stores, Inc.(1)                                      813,306           22,308,984
Family Dollar Stores, Inc.                                     2,618,411           79,652,063
Kohls Corp.(1)                                                        55                2,325
May Department Stores Co. (The)                                  607,760           16,707,322
Nordstrom, Inc.                                                   65,692            2,799,136
Penney (J.C.) Company, Inc.                                      519,115           19,601,782
Sears, Roebuck & Co.                                              16,950              640,032
Target Corp.                                                   3,689,321          156,685,463
---------------------------------------------------------------------------------------------
                                                                            $     317,800,624
---------------------------------------------------------------------------------------------

MULTI-UTILITIES AND UNREGULATED POWER -- 0.1%

AES Corporation(1)                                                49,542    $         491,952
Dominion Resources, Inc.                                          10,464              660,069
Duke Energy Corp.                                                419,070            8,502,930
Dynegy, Inc.(1)                                                   63,525              270,616
National Fuel Gas Co.                                              4,000              100,000
---------------------------------------------------------------------------------------------
                                                                            $      10,025,567
---------------------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.0%

Xerox Corp.(1)                                                    20,000    $         290,000
Zebra Technologies Corp., Class A(1)                               9,000              783,000
---------------------------------------------------------------------------------------------
                                                                            $       1,073,000
---------------------------------------------------------------------------------------------

OIL AND GAS -- 6.5%

Amerada Hess Corp.                                                18,947    $       1,500,413
Anadarko Petroleum Corp.                                       2,557,003          149,840,376
Apache Corporation                                             2,070,394           90,165,659
Ashland, Inc.                                                     85,716            4,526,662
BP plc ADR                                                     5,065,968          271,383,906
Burlington Resources, Inc.                                     4,265,657          154,331,470
ChevronTexaco Corporation                                        130,947    $      12,323,422
ConocoPhillips                                                 1,790,067          136,514,241
Devon Energy Corp.                                               507,678           33,506,748
El Paso Corp.                                                    175,909            1,386,163
Exxon Mobil Corp.                                              5,931,311          263,409,522
Kerr - McGee Corp.                                               267,327           14,374,173
Marathon Oil Corp.                                                 1,450               54,868
Murphy Oil Corporation                                            13,200              972,840
Newfield Exploration Company(1)                                   60,000            3,344,400
Royal Dutch Petroleum Co.                                        114,774            5,930,373
Total Fina Elf SA ADR                                            400,000           38,432,000
Valero Energy Corp.                                               51,510            3,799,378
Williams Companies Inc (The)                                     222,833            2,651,713
---------------------------------------------------------------------------------------------
                                                                            $   1,188,448,327
---------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.3%

Georgia-Pacific Corp.                                            647,002    $      23,926,134
International Paper Co.                                          231,426           10,344,742
Louisiana-Pacific Corp.                                           70,750            1,673,237
MeadWestvaco Corp.                                                84,358            2,479,282
Weyerhaeuser Co.                                                 148,108            9,348,577
---------------------------------------------------------------------------------------------
                                                                            $      47,771,972
---------------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.5%

Avon Products, Inc.                                              173,400    $       8,000,676
Gillette Company                                               3,977,612          168,650,749
Lauder (Estee) Companies, Inc.                                 2,092,312          102,062,979
---------------------------------------------------------------------------------------------
                                                                            $     278,714,404
---------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 6.7%

Abbott Laboratories                                            2,314,570    $      94,341,873
Allergan, Inc.                                                    38,000            3,401,760
Bristol-Myers Squibb Company                                   3,810,698           93,362,101
Elan Corp., PLC ADR(1)                                            31,838              787,672
Forest Laboratories, Inc.(1)                                     506,800           28,700,084
GlaxoSmithKline plc                                              429,936           17,825,147
Johnson & Johnson                                              3,143,682          175,103,087
King Pharmaceuticals, Inc.(1)                                  1,064,086           12,183,785
Lilly (Eli) & Co.                                              3,431,767          239,914,831
Merck & Co., Inc.                                              1,398,752           66,440,720
Mylan Laboratories, Inc.                                          27,992              566,838
Novo Nordisk ADR                                                 292,277           15,180,867

                        See notes to financial statements

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)

Pfizer, Inc.                                                   8,188,028    $     280,685,600
Schering AG ADR                                                   25,000            1,480,250
Schering-Plough Corp.                                          3,053,579           56,430,140
Sepracor, Inc.(1)                                                  4,000              211,600
Teva Pharmaceutical Industries Ltd. ADR                        1,200,000           80,748,000
Watson Pharmaceuticals, Inc.(1)                                  871,393           23,440,472
Wyeth Corp.                                                      611,553           22,113,756
---------------------------------------------------------------------------------------------
                                                                            $   1,212,918,583
---------------------------------------------------------------------------------------------

REAL ESTATE -- 0.2%

AvalonBay Communities, Inc.                                       28,867    $       1,631,563
Catellus Development Corp.                                       419,601           10,343,165
Forest City Enterprises - Class A                                 38,663            2,049,139
Jones Lang Lasalle, Inc.(1)                                      154,567            4,188,766
Plum Creek Timber Co., Inc.                                      198,791            6,476,611
Trammell Crow Co.(1)                                             764,200           10,775,220
---------------------------------------------------------------------------------------------
                                                                            $      35,464,464
---------------------------------------------------------------------------------------------

ROAD AND RAIL -- 0.2%

ANC Rental Corporation(1)                                        459,525    $             322
Burlington Northern Santa Fe Corp.                               204,857            7,184,335
CSX Corporation                                                   38,134            1,249,651
Florida East Coast Industries, Inc.                              121,978            4,714,450
Heartland Express, Inc.                                          435,436           11,913,529
Kansas City Southern Industries, Inc.(1)                          15,215              235,833
Norfolk Southern Corp.                                             3,990              105,815
Union Pacific Corp.                                               92,772            5,515,295
---------------------------------------------------------------------------------------------
                                                                            $      30,919,230
---------------------------------------------------------------------------------------------

SEMICONDUCTORS AND SEMICONDUCTOR
EQUIPMENT -- 2.3%

Agere Systems, Inc.(1)                                             6,495    $          14,939
Agere Systems, Inc., Class B(1)                                  159,398              342,706
Altera Corp.(1)                                                   66,116            1,469,098
Analog Devices, Inc.                                             655,525           30,862,117
Applied Materials, Inc.(1)                                       818,392           16,056,851
Applied Materials, Inc.(1)(2)(3)                                 543,250           10,653,236
Broadcom Corp.(1)                                                408,020           19,083,095
Conexant Systems, Inc.(1)                                        134,174              580,973
Cypress Semiconductor Corporation(1)                             152,742            2,167,409
Intel Corp.                                                    9,068,138          250,280,609
KLA-Tencor Corp.(1)                                              106,811            5,274,327
KLA-Tencor Corp.(1)(2)(3)                                         50,000    $       2,467,148
Linear Technologies Corp.                                         87,760            3,463,887
LSI Logic Corporation(1)                                         132,810            1,012,012
Maxim Integrated Products Co.                                    274,351           14,381,479
Mindspeed Technologies Inc.(1)                                    44,724              221,831
Skyworks Solutions, Inc.(1)                                       98,685              861,520
Taiwan Semiconductor ADR                                       1,140,866            9,480,596
Teradyne, Inc.(1)                                                 27,996              635,509
Texas Instruments, Inc.                                        2,022,695           48,908,765
Xilinx, Inc.                                                      68,074            2,267,545
---------------------------------------------------------------------------------------------
                                                                            $     420,485,652
---------------------------------------------------------------------------------------------

SOFTWARE -- 2.4%

Adobe Systems, Inc.                                              258,794    $      12,033,921
BMC Software, Inc.(1)                                             27,000              499,500
Cadence Design Systems, Inc.(1)                                  900,000           13,167,000
Cognos, Inc.(1)                                                   77,000            2,784,320
Computer Associates International, Inc.                           33,070              927,944
Compuware Corp.(1)                                               150,944              996,230
Electronic Arts Inc.(1)                                           21,405            1,167,643
Fair, Isaac and Co., Inc.                                      1,001,706           33,436,946
Henry (Jack) & Associates                                        201,006            4,040,221
I2 Technologies, Inc.(1)                                         220,000              195,800
Intuit, Inc.(1)                                                  984,707           37,989,996
Microsoft Corp.                                                9,575,633          273,480,078
Oracle Corp.(1)                                                  753,068            8,984,101
PalmSource, Inc.(1)                                               20,208              346,365
Parametric Technology Corp.(1)                                    94,600              473,000
PeopleSoft, Inc.(1)                                              228,867            4,234,040
Reynolds & Reynolds, Co.                                         451,043           10,432,625
Sap AG ADR                                                       300,000           12,543,000
Siebel Systems, Inc.(1)                                          179,184            1,913,685
Symantec Corporation(1)                                          330,450           14,467,101
VERITAS Software Corp.(1)                                         43,942            1,217,193
Wind River Systems, Inc.(1)                                       91,910            1,080,862
---------------------------------------------------------------------------------------------
                                                                            $     436,411,571
---------------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 1.9%

Abercrombie & Fitch Co.                                           11,225    $         434,969
AutoNation, Inc.(1)                                            3,081,075           52,686,383
Best Buy Co., Inc.                                               113,610            5,764,571

                        See notes to financial statements

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
SPECIALTY RETAIL (CONTINUED)

Boise Cascade Corporation                                          2,192    $          82,507
Burlington Coat Factory Warehouse Corp.                          343,887            6,637,019
CarMax, Inc.(1)                                                   67,797            1,482,720
Circuit City Stores, Inc.                                        216,000            2,797,200
Gap, Inc. (The)                                                  541,012           13,119,541
Home Depot, Inc. (The)                                         3,392,961          119,432,227
Limited Brands, Inc.                                             766,867           14,340,413
Lowe's Companies                                                 900,151           47,302,935
Office Depot, Inc.(1)                                            205,276            3,676,493
Payless Shoesource, Inc.(1)                                       23,100              344,421
Pep Boys - Manny, Moe & Jack (The)                                83,415            2,114,570
Pier 1 Imports, Inc.                                              44,982              795,732
Radioshack Corp.                                                 633,482           18,136,590
Sherwin-Williams Co. (The)                                        80,569            3,347,642
Staples, Inc.                                                     92,500            2,711,175
Tiffany & Co.                                                     57,286            2,110,989
TJX Companies, Inc. (The)                                      1,716,834           41,444,373
Too, Inc.(1)                                                      38,284              639,343
---------------------------------------------------------------------------------------------
                                                                            $     339,401,813
---------------------------------------------------------------------------------------------

TEXTILES, APPAREL AND LUXURY GOODS -- 0.5%

Coach, Inc.(1)                                                   365,720    $      16,526,887
Nike Inc., Class B                                             1,079,222           81,751,067
Unifi, Inc.(1)                                                    42,921              125,759
---------------------------------------------------------------------------------------------
                                                                            $      98,403,713
---------------------------------------------------------------------------------------------

THRIFTS AND MORTGAGE FINANCE -- 1.0%

Countrywide Financial Corp.                                      749,999    $      52,687,430
Fannie Mae                                                       445,656           31,802,012
Freddie Mac                                                      135,586            8,582,594
Golden West Financial Corporation                                 21,845            2,323,216
GreenPoint Financial Corp.                                     1,081,474           42,934,518
MGIC Investment Corp.                                             85,000            6,448,100
Radian Group, Inc.                                                30,800            1,475,320
Sovereign Bancorporation, Inc.                                    23,766              525,229
Washington Mutual, Inc.                                          924,074           35,706,219
---------------------------------------------------------------------------------------------
                                                                            $     182,484,638
---------------------------------------------------------------------------------------------

TOBACCO -- 0.2%

Altria Group Inc.                                                691,248    $      34,596,962
UST, Inc.                                                            439               15,804
---------------------------------------------------------------------------------------------
                                                                            $      34,612,766
---------------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.2%

AT&T Wireless Services, Inc.(1)                                1,030,775    $      14,760,698
Nextel Communications, Inc., Class A(1)                           73,122            1,949,433
Telephone and Data Systems, Inc.                                  70,844            5,044,093
Vodafone Group plc ADR                                           277,187            6,125,833
---------------------------------------------------------------------------------------------
                                                                            $      27,880,057
---------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST, $14,798,536,115)                                       $  18,099,747,049
---------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
MULTI-UTILITIES AND UNREGULATED POWER -- 0.0%

Enron Corp.(1)(2)                                                 11,050    $          16,896
---------------------------------------------------------------------------------------------
                                                                            $          16,896
---------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST, $4,500,777)                                            $          16,896
---------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.0%

Wachovia Corp. (Dividend Equalization
  Preferred Shares)(1)                                           166,518    $             499
---------------------------------------------------------------------------------------------
                                                                            $             499
---------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
   (IDENTIFIED COST, $39,407)                                               $             499
---------------------------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
BANKS  0.0%

Bank United Corp. (Litigation Contingent
  Payment Rights)(1)                                             102,072    $           7,145
---------------------------------------------------------------------------------------------
                                                                            $           7,145
---------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 0.0%

Seagate Technology, Inc. (Tax Refund Rights)(1)(2)               197,392    $               0
---------------------------------------------------------------------------------------------
                                                                            $               0
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                  SHARES            VALUE
---------------------------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES -- 0.0%

McLeodUSA (Escrow Rights)(1)(2)                                1,592,200    $               0
---------------------------------------------------------------------------------------------
                                                                            $               0
---------------------------------------------------------------------------------------------
TOTAL RIGHTS
   (IDENTIFIED COST, $50,596)                                               $           7,145
---------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

                                                          PRINCIPAL
                                                          AMOUNT
SECURITY                                                  (000'S OMITTED)   VALUE
---------------------------------------------------------------------------------------------
Investors Bank & Trust Company --
Time Deposit, 1.44%, 7/1/04                                       56,777    $      56,775,000
---------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $56,775,000)                                         $      56,775,000
---------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
   (IDENTIFIED COST, $14,859,901,895)                                       $  18,156,546,589
---------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.2%                                      $      30,035,563
---------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                        $  18,186,582,152
---------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)  Security subject to restrictions on resale (see Note 7).

                        See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value
  (identified cost, $14,859,901,895)                                       $ 18,156,546,589
Cash                                                                                  1,235
Receivable for investments sold                                                   7,767,941
Dividends and interest receivable                                                21,283,215
Tax reclaim receivable                                                            1,121,779
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $ 18,186,720,759
-------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                    $          7,726
Accrued expenses                                                                    130,881
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $        138,607
-------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                  $ 18,186,582,152
-------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                    $ 14,889,899,544
Net unrealized appreciation (computed on the basis of identified cost)        3,296,682,608
-------------------------------------------------------------------------------------------
TOTAL                                                                      $ 18,186,582,152
-------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $2,234,799)                               $    130,602,538
Interest                                                                            507,370
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $    131,109,908
-------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                     $     38,780,667
Trustees' fees and expenses                                                          15,011
Custodian fee                                                                       952,297
Legal and accounting services                                                        43,202
Miscellaneous                                                                        14,796
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $     39,805,973
-------------------------------------------------------------------------------------------

Deduct --
   Reduction of custodian fee                                              $             39
-------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                   $             39
-------------------------------------------------------------------------------------------

NET EXPENSES                                                               $     39,805,934
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      $     91,303,974
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $    118,137,956
   Foreign currency transactions                                                     28,383
-------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                          $    118,166,339
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $    397,556,948
   Foreign currency                                                                  (9,463)
-------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $    397,547,485
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $    515,713,824
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $    607,017,798
-------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
INCREASE (DECREASE)                             JUNE 30, 2004           YEAR ENDED
IN NET ASSETS                                   (UNAUDITED)             DECEMBER 31, 2003
--------------------------------------------------------------------------------------------
From operations --
   Net investment income                        $         91,303,974    $        163,045,716
   Net realized gain from investment
      transactions and foreign
      currency transactions                              118,166,339              70,909,770
   Net change in unrealized appreciation
      (depreciation) of investments and
      foreign currency                                   397,547,485           3,174,709,110
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $        607,017,798    $      3,408,664,596
--------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $        898,680,054    $      1,351,483,956
   Withdrawals                                          (928,704,705)         (1,722,081,135)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                         $        (30,024,651)   $       (370,597,179)
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      $        576,993,147    $      3,038,067,417
--------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                          $     17,609,589,005    $     14,571,521,588
--------------------------------------------------------------------------------------------
AT END OF PERIOD                                $     18,186,582,152    $     17,609,589,005
--------------------------------------------------------------------------------------------

                        See notes to financial statements

Supplementary Data

                                          SIX MONTHS ENDED
                                          JUNE 30, 2004                                     YEAR ENDED DECEMBER 31,
                                            (UNAUDITED)         2003           2002          2001            2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
  net assets):
   Expenses                                         0.45%(2)         0.45%         0.45%          0.45%          0.45%         0.46%
   Expenses after custodian fee reduction           0.45%(2)           --            --             --             --            --
   Net investment income                            1.02%(2)         1.05%         0.85%          0.64%          0.67%         0.72%
Portfolio Turnover                                     2%              15%           23%            18%            13%           11%

TOTAL RETURN(1)                                     3.45%           23.88%       (19.52)%        (9.67)%           --            --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED) $   18,186,582     $ 17,609,589  $ 14,571,522   $ 18,335,865   $ 18,385,069  $ 15,114,649
-----------------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
(2) Annualized.

                       See notes to financial statements

TAX-MANAGED GROWTH PORTFOLIO as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

   C FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   D PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an asset in the Statement of Assets and Liabilities, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium paid. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   E SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Fund enters into agreements with the service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade-date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2004, credit balances of $39 were used to reduce the Portfolio's custodian fee.

   J USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 0.625% annually of average daily net assets of the Portfolio up to $500,000,000 and at reduced rates as daily net assets exceed that level. Certain of the advisory fee rate reductions are pursuant to an agreement between the

   Portfolio's Board of Trustees and BMR. Those reductions may not be changed without Trustee and interestholder approval. For the six months ended June 30, 2004, the advisory fee was 0.44% (annualized) of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   For the six months ended June 30, 2004, purchases and sales of investments, other than short-term obligations, aggregated $307,769,472 and $443,055,837, respectively. In addition, investments having an aggregate market value of $349,398,453 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2004, investors contributed securities with a value of $607,300,845.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                     $    5,054,531,230
   -----------------------------------------------------
   Gross unrealized appreciation      $   13,105,404,630
   Gross unrealized depreciation              (3,389,271)
   -----------------------------------------------------
   NET UNREALIZED APPRECIATION        $   13,102,015,359
   -----------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.1% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

7  RESTRICTED SECURITIES

   At June 30, 2004, the Portfolio owned the following securities (representing 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are eligible for resale after December 17, 2004. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                           DATE OF
   DESCRIPTION                             ACQUISITION     SHARES         COST            FAIR VALUE
   -----------------------------------------------------------------------------------------------------
   COMMON STOCKS

   Applied Materials, Inc.                    12/17/03     543,250   $     11,575,935   $     10,653,236
   KLA-Tencor Corp.                           12/17/03      50,000          2,744,377          2,467,148
   Sysco Corp.                                12/17/03      32,036          1,157,644          1,148,269
   Sysco Corp.                                  3/3/04      25,000            994,756            895,741
   -----------------------------------------------------------------------------------------------------
                                                                     $     16,472,712   $     15,164,394
   -----------------------------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

                   OFFICERS
                   Thomas E. Faust Jr.
                   President

                   William H. Ahern, Jr.
                   Vice President

                   Thomas J. Fetter
                   Vice President

                   Michael R. Mach
                   Vice President

                   Robert B. MacIntosh
                   Vice President

                   Duncan W. Richardson
                   Vice President

                   Walter A. Row, III
                   Vice President

                   Judith A. Saryan
                   Vice President

                   Susan M. Schiff
                   Vice President

                   James L. O'Connor
                   Treasurer

                   Alan R. Dynner
                   Secretary

                   TRUSTEES
                   James B. Hawkes

                   Samuel L. Hayes, III

                   William H. Park

                   Ronald A. Pearlman

                   Norton H. Reamer

                   Lynn A. Stout

TAX-MANAGED GROWTH PORTFOLIO

                   OFFICERS

                   Duncan W. Richardson
                   President and Portfolio Manager

                   Thomas E. Faust Jr.
                   Vice President

                   Michelle A. Alexander
                   Treasurer

                   Alan R. Dynner
                   Secretary

                   TRUSTEES
                   James B. Hawkes

                   Samuel L. Hayes, III

                   William H. Park

                   Ronald A. Pearlman

                   Norton H. Reamer

                   Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

               INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


            ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.2
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                     EATON VANCE TAX-MANAGED GROWTH FUND 1.2
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

1088-8/04                                                               TGSRC1.2

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED GROWTH FUND 1.2)


By:      /S/ Thomas E. Faust, Jr.
         ------------------------
         Thomas E. Faust
         President


Date:    August 13, 2004
         ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ James L. O'Connor
         ---------------------
         James L. O'Connor
         Treasurer


Date:    August 13, 2004
         ---------------

By:      /S/ Thomas E. Faust, Jr.
         ------------------------
         Thomas E. Faust
         President


Date:    August 13, 2004
         ---------------